Schedule of Interest Income and Interest Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Interest income	$ 1,710	$ 70
Interest expense on lease liabilities	(4,958)	(148)
Interest expense on factoring arrangement	(256,745)	(3,281)
Total:	$ (259,993)	$ (3,359)